UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust
(Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Address of principal executive offices) (Zip code)

Robert S. Bacarella
1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Name and address of agent for service)

(630) 462-9800
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments (unaudited)		March 31, 2014
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 95.8%
Basic Material - 2.6%
Chemical-1.5%
16,000	The Dow Chemical Co.	$777,440

Chemical-Specialty-1.1%
7,000	Eastman Chemical Co.	603,470

Capital Equipment - 7.3%
Aerospace & Defense-1.4%
3,000	Precision Castparts Corp.	758,280

Diversified Operation-1.8%
14,000	E.I. Du Pont de Nemours & Co.	939,400

Engineering & Construction-1.7%
10,000	Chicago Bridge & Iron Co. N.V.	871,500

Machinery-Construction & Mining-2.4%
13,000	Caterpillar, Inc.	1,291,810

Consumer Cyclical - 9.2%
Housing-1.5%
40,000	PulteGroup, Inc.	767,600

Leisure Service-4.2%
3,000	Netflix, Inc. *	1,056,090
1,000	The Priceline Group, Inc. *	1,191,890
		2,247,980

Media-Radio/TV-3.5%
23,000	The Walt Disney Co.	1,841,610

Consumer Staple - 1.6%
Food-1.6%
10,000	PepsiCo, Inc.	835,000

Energy - 2.9%
Oil & Gas-Exploration & Production-1.5%
12,000	Devon Energy Corp.	803,160

Oil & Gas-Refining/Marketing-1.4%
13,500	Valero Energy Corp.	716,850

Financial - 13.3%
Bank-Money Center-6.4%
110,000	Bank of America Corp.	1,892,000
25,000	JPMorgan Chase & Co.	1,517,750
		3,409,750

Bank-Super Regional-1.2%
5,000	SVB Financial Group *	643,900

Brokerage & Investment Management-1.3%
6,000	Ameriprise Financial, Inc.	660,420

Finance-Miscellaneous-4.4%
14,000	Discover Financial Services	814,660
20,000	MasterCard, Inc. - CL A	1,494,000
		2,308,660
Healthcare - 20.0%
Healthcare-Biomedical/Genetic-5.2%
8,000	Amgen, Inc.	986,720
3,500	Biogen Idec, Inc. *	1,070,545
6,000	Thermo Fisher Scientific, Inc.	721,440
		2,778,705

Healthcare-Drug/Diversified-12.3%
8,000	Allergan, Inc.	992,800
10,000	Eli Lilly & Co.	588,600
12,000	Johnson & Johnson	1,178,760
10,000	Merck & Co., Inc.	567,700
20,000	Mylan, Inc. *	976,600
4,000	Perrigo Company plc	618,640
50,000	Pfizer, Inc.	1,606,000
		6,529,100

Healthcare-Medical Supply-1.3%
6,000	Becton, Dickinson & Co.	702,480

Healthcare-Product-1.2%
10,000	Medtronic, Inc.	615,400

Retail - 11.0%
Retail-Drug Store-1.4%
10,000	CVS Caremark Corp.	748,600

Retail-Food Chain-2.0%
10,000	Keurig Green Mountain, Inc.	1,055,900

Retail-Restaurant-2.0%
1,900	Chipotle Mexican Grill, Inc. *	1,079,295

Retail-Specialty-5.6%
4,000	Amazon.com, Inc. *	1,346,080
1,500	AutoZone, Inc. *	805,650
10,000	Home Depot, Inc.	791,300
		2,943,030

Technology - 23.1%
Computer Data Storage-6.2%
3,500	Apple, Inc.	1,878,590
30,000	Hewlett-Packard Co.	970,800
5,000	Western Digital Corp.	459,100
		3,308,490

Computer-Service-1.7%
18,000	Cognizant Technology Solutions - CL A *	910,980

Computer-Software-4.4%
25,000	Microsoft Corp.	1,024,750
20,000	Oracle Corp.	818,200
9,000	Salesforce.com, Inc. *	513,810
		2,356,760

Electronic-Semiconductor-1.2%
20,000	Broadcom Corp. - CL A	629,600

Internet-7.1%
17,000	Facebook, Inc. - CL A *	1,024,080
1,500	Google, Inc. *	1,671,765
30,000	Yahoo!, Inc. *	1,077,000
		3,772,845

Telecommunication Service-2.5%
26,000	Comcast Corp. - CL A	1,300,520

Transportation - 4.8%
Airline-3.7%
30,000	Delta Air Lines, Inc.	1,039,500
40,000	Southwest Airlines Co.	944,400
		1,983,900

Railroad-1.1%
6,000	Norfolk Southern Corp.	583,020

Total Common Stocks (Cost $43,342,760) (a)		50,775,455

MONEY MARKET FUNDS - 4.3%
2,266,748	STIT - Liquid Assets Portfolio, Institutional Class, 0.057% ^	2,266,748
Total Money Market Funds (Cost $2,266,748) (a)		2,266,748

	Total Investments (Cost $45,609,508) (a) - 100.1%	53,042,203
	Liabilities in Excess of Other Assets - (0.1)%	(40,512)
	TOTAL NET ASSETS - 100.00%	$53,001,691

(a)
Cost for book purposes is approximately $45,609,508. The approximate aggregate gross unrealized appreciation is $8,152,663, and the approximate aggregate gross unrealized depreciation is $719,968, resulting in net unrealized appreciation of $7,432,695. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at March 31, 2014.

Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2014, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$50,775,455	$-	$-	$50,775,455
Money Market Funds	2,266,748	-	-	2,266,748
Total Investments	$53,042,203	$-	$-	$53,042,203

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2014, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (unaudited)		March 31, 2014
Monetta Young Investor Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 48.1%
Basic Material - 0.9%
Chemical-Specialty-0.9%
14,000	Eastman Chemical Co.	$1,206,940

Capital Equipment - 3.6%
Aerospace & Defense-0.8%
4,500	Precision Castparts Corp.	1,137,420

Diversified Operation-0.8%
16,000	E.I. Du Pont de Nemours & Co.	1,073,600

Engineering & Construction-1.1%
17,000	Chicago Bridge & Iron Co. N.V.	1,481,550

Machinery-Agriculture-0.9%
14,000	Deere & Co.	1,271,200

Consumer Cyclical - 4.8%
Apparel Manufacturing-0.8%
15,000	NIKE, Inc. - CL B	1,107,900

Housing-0.7%
50,000	PulteGroup, Inc.	959,500

Leisure Service-1.9%
3,200	Netflix, Inc. *	1,126,496
1,300	The Priceline Group, Inc. *	1,549,457
		2,675,953

Media-Radio/TV-1.4%
25,000	The Walt Disney Co.	2,001,750

Consumer Staple - 2.5%
Beverage-Non-Alcoholic-0.8%
30,000	The Coca-Cola Co.	1,159,800

Cosmetic & Personal Care-0.6%
10,000	The Procter & Gamble Co.	806,000

Food-1.1%
10,000	PepsiCo, Inc.	835,000
7,000	The Hershey Co.	730,800
		1,565,800

Energy - 1.0%
Oil & Gas-Equipment & Service-1.0%
15,000	Schlumberger Ltd.	1,462,500

Financial - 7.0%
Bank-Money Center-2.3%
80,000	Bank of America Corp.	1,376,000
30,000	JPMorgan Chase & Co.	1,821,300
		3,197,300

Bank-Super Regional-0.7%
11,000	PNC Financial Services Group, Inc.	957,000

Brokerage & Investment Management-0.8%
10,000	Ameriprise Financial, Inc.	1,100,700

Finance-Miscellaneous-2.0%
15,000	Discover Financial Services	872,850
25,000	MasterCard, Inc. - CL A	1,867,500
		2,740,350
Insurance-Diversified-0.5%
15,000	American International Group, Inc.	750,150

Insurance-Life-0.7%
11,000	Prudential Financial, Inc.	931,150

Healthcare - 8.9%
Healthcare-Biomedical/Genetic-3.6%
10,000	Amgen, Inc.	1,233,400
4,500	Biogen Idec, Inc. *	1,376,415
8,000	Illumina, Inc. *	1,189,280
10,000	Thermo Fisher Scientific, Inc.	1,202,400
		5,001,495

Healthcare-Drug/Diversified-3.9%
13,000	Johnson & Johnson	1,276,990
20,000	Merck & Co., Inc.	1,135,400
22,000	Mylan, Inc. *	1,074,260
5,500	Perrigo Company plc	850,630
35,000	Pfizer, Inc.	1,124,200
		5,461,480

Healthcare-Medical Supply-0.7%
8,000	Becton, Dickinson & Co.	936,640

Healthcare-Product-0.7%
15,000	Medtronic, Inc.	923,100

Retail - 6.1%
Retail-Drug Store-1.4%
12,000	CVS Caremark Corp.	898,320
15,000	Walgreen Co.	990,450
		1,888,770

Retail-Food Chain-0.8%
10,000	Keurig Green Mountain, Inc.	1,055,900

Retail-Restaurant-0.7%
13,000	Starbucks Corp.	953,940

Retail-Specialty-3.2%
5,500	Amazon.com, Inc. *	1,850,860
3,000	AutoZone, Inc. *	1,611,300
12,000	Home Depot, Inc.	949,560
		4,411,720

Technology - 11.2%
Computer Data Storage-3.7%
7,000	Apple, Inc.	3,757,180
40,000	Hewlett-Packard Co.	1,294,400
		5,051,580

Computer-Service-0.7%
20,000	Cognizant Technology Solutions - CL A *	1,012,200

Computer-Software-2.1%
40,000	Microsoft Corp.	1,639,600
30,000	Oracle Corp.	1,227,300
		2,866,900

Internet-3.8%
18,000	Facebook, Inc. - CL A *	1,084,320
2,700	Google, Inc. *	3,009,177
32,000	Yahoo!, Inc. *	1,148,800
		5,242,297

Telecommunication Service-0.9%
25,000	Comcast Corp. - CL A	1,250,500

Transportation - 2.1%
Airline-2.1%
45,000	Delta Air Lines, Inc.	1,559,250
55,000	Southwest Airlines Co.	1,298,550
		2,857,800

Total Common Stocks (Cost $57,715,094) (a)		66,500,885

EXCHANGE TRADED FUNDS - 49.1%
90,000	iShares Core S&P 500	16,935,300
20,000	iShares S&P 100 Index	1,656,200
142,000	Schwab Strategic Trust Large-Cap	6,348,820
91,000	SPDR S&P 500 Trust	17,020,640
69,000	Vanguard Growth	6,450,120
76,000	Vanguard Large-Cap	6,537,520
37,000	Vanguard S&P 500	6,339,950
83,000	Vanguard Value	6,483,130
Total Exchange Traded Funds (Cost $56,134,120) (a)		67,771,680

MONEY MARKET FUNDS - 2.4%
3,265,227	STIT - Liquid Assets Portfolio, Institutional Class, 0.057% ^	3,265,227
Total Money Market Funds (Cost $3,265,227) (a)		3,265,227

	Total Investments (Cost $117,114,441) (a) - 99.6%	137,537,792
	Other Net Assets Less Liabilities - 0.4%	567,791
	TOTAL NET ASSETS - 100.00%	$138,105,583

(a)
Cost for book purposes is approximately $117,114,441. The approximate aggregate gross unrealized appreciation is $21,393,281, and the approximate aggregate gross unrealized depreciation is $969,930, resulting in net unrealized appreciation of $20,423,351. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at March 31, 2014.

Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2014, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$66,500,885	$-	$-	$66,500,885
Exchange Traded Funds	67,771,680	-	-	67,771,680
Money Market Funds	3,265,227	-	-	3,265,227
Total Investments	$137,537,792	$-	$-	$137,537,792

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2014, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (unaudited)		March 31, 2014
Orion/Monetta Intermediate Bond Fund
PRINCIPAL AMOUNT		MATURITY DATE	VALUE
	CORPORATE BONDS - 92.7%
Capital Equipment - 10.5%
Diversified Operation-9.4%
$250,000	E.I. Du Pont De Nemours - 5.750%	03/15/2019	$289,416
400,000	General Electric Capital Corp. - 5.650%	06/09/2014	403,898
150,000	United Technologies Corp. - 5.375%	12/15/2017	171,226
			864,540
Machinery-Transportation Equipment & Parts-1.1%
100,000	Navistar International Corp. - 8.250%	11/01/2021	102,375

Consumer Staple - 8.8%
Beverage-Alcoholic-3.4%
100,000	Anheuser-Busch Inbev N.V. - 3.625%	04/15/2015	103,190
200,000	Diageo Finance Bv - 5.300%	10/28/2015	214,710
			317,900
Cosmetic & Personal Care-1.2%
100,000	The Procter & Gamble Co. - 4.850%	12/15/2015	107,168

Tobacco-4.2%
330,000	Lorillard Tobacco Co. - 6.875%	05/01/2020	386,421

Energy - 4.6%
Oil & Gas Exploration & Production-4.6%
400,000	Chesapeake Energy Corp. - 9.500%	02/15/2015	428,500

Financial - 57.4%
Bank-Money Center-7.2%
400,000	Bank of America Corp. - 10.200%	07/15/2015	442,932
100,000	Goldman Sachs Group, Inc. - 3.625%	01/22/2023	98,554
125,000	Morgan Stanley - 4.750%	04/01/2014	125,000
			666,486
Brokerage & Investment Management-10.7%
250,000	BlackRock, Inc. - 3.500%	12/10/2014	255,423
200,000	Jefferies Group, Inc. - 5.125%	04/13/2018	218,059
100,000	Oppenheimer Holdings, Inc. - 8.750%	04/15/2018	107,000
400,000	TD Ameritrade Holding Co. - 4.150%	12/01/2014	409,865
			990,347
Finance-Miscellaneous-13.9%
400,000	American Express Co. - 7.000%	03/19/2018	474,848
400,000	First Data Corp. - 12.625%	01/15/2021	478,000
300,000	The Western Union Co. - 5.930%	10/01/2016	332,380
			1,285,228
Insurance-Diversified-7.4%
325,000	American International Group - 5.600%	10/18/2016	360,150
315,000	Hartford Financial Services Group, Inc. - 4.000%	03/30/2015	325,622
			685,772
Insurance-Life-14.1%
250,000	Genworth Financial - 7.200%	02/15/2021	299,835
400,000	Protective Life Corp. - 7.375%	10/15/2019	486,183
400,000	Torchmark Corp. - 9.250%	06/15/2019	513,796
			1,299,814
Personal & Commercial Lending-4.1%
307,000	Caterpillar Financial Services Corp. - 7.150%	02/15/2019	375,703

Healthcare - 8.2%
Healthcare-Drug/Diversified-4.5%
300,000	Merck & Co. Inc. - 4.000%	06/30/2015	312,883
100,000	Teva Pharmaceuticals Finance II/III - 3.000%	06/15/2015	102,761
			415,644
Healthcare-Patient Care-3.7%
300,000	WellPoint, Inc. - 5.875%	06/15/2017	338,502

Retail - 1.1%
Retail-Major Chain-1.1%
100,000	Wal-Mart Stores, Inc. - 4.500%	07/01/2015	105,013

Utility - 2.1%
Electric Power-2.1%
200,000	Georgia Power Company - 2.850%	05/15/2022	195,035

Total Corporate Bonds (Cost $8,040,261) (a)			8,564,448

NUMBER OF SHARES
EXCHANGE TRADED FUNDS - 0.9%
2,800	ProShares UltraShort Lehman 7-10 year *		79,688
Total Exchange Traded Funds (Cost $97,796) (a)			79,688

MONEY MARKET FUNDS - 5.0%
461,991	STIT - Liquid Assets Portfolio, Institutional Class, 0.057% ^		461,991
Total Money Market Funds (Cost $461,991) (a)			461,991

	Total Investments (Cost $8,600,048) (a) - 98.6%		9,106,127
	Other Assets Less Liabilities - 1.4%		127,860
	TOTAL NET ASSETS - 100.00%		$9,233,987

(a)
Cost for book purposes is approximately $8,600,048. The approximate aggregate gross unrealized appreciation is $539,579, and the approximate aggregate gross unrealized depreciation is $33,500, resulting in net unrealized appreciation of $506,079. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at March 31, 2014.

Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2014, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Corporate Bonds	$-	$8,564,448	$-	$8,564,448
Exchange Traded Funds	79,688	-	-	79,688
Money Market Funds	461,991	-	-	461,991
Total Investments	$541,679	$8,564,448	$-	$9,106,127

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2014, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Monetta Trust

By (Signature and Title)  /s/ Robert S. Bacarella
                                                  Robert S. Bacarella, Chief Executive Officer

Date           5/13/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert S. Bacarella
                                                  Robert S. Bacarella, Chief Executive Officer

Date           5/13/14

By (Signature and Title)*  /s/ Robert J. Bacarella
                                                  Robert J. Bacarella, Chief Financial Officer

Date           5/13/14

* Print the name and title of each signing officer under his or her signature.